Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 9. ACCRUED EXPENSES

Accrued expenses consisted of the following:

	March 31, 2025	December 31, 2024
Accrued interest	$1,676	$578,456
Consulting and professional fees	396,473	37,789
Franchise tax	50,000	33,176
Warranty reserve	272,187	529,129
Accrued payroll	221,917	417,977
Other	19,247	90,071
	$961,500	$1,686,598

NOTE 10. ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31,
	2024	2023
Accrued commission	$—	$6,000
Accrued interest	578,456	113,000
Accrued bonuses	—	150,000
Accrued expenses, other	161,036	131,859
Warranty reserve	529,129	89,430
Accrued payroll	417,977	289,406
	$1,686,598	$779,695